DERIVATIVE LIABILITIES (Details 2) - USD ($)	3 Months Ended
	Nov. 30, 2017	Nov. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Day one loss due to derivative liabilities on convertible notes and warrants	$ 999,739	$ 0
Gain on change in fair value of the derivative liabilities	(464,671)	$ 0
Loss on change in the fair value of derivative liabilities	$ 535,068